Offerings	Jul. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 195,695,044.87
Carry Forward Form Type	N-2
Carry Forward File Number	333-289059
Carry Forward Initial Effective Date	Jul. 29, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,960.91
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Registrant is carrying forward to this Registration Statement unsold securities in the amount of $195,695,044.87 that the Registrant previously registered on its Registration Statement on Form N-2 (File Nos. 333-289059 and 811-23656), initially effective on July 29, 2025 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the registration fees in the amount of $29,960.91 previously paid with respect to such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration.

Amount represents $195,695,044.87 of Unsold Shares, as of July 1, 2026, plus newly registered securities of $400,000,000 of common shares of beneficial interest registered hereby.